UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor
         New York, NY  10022

13F File Number:  028-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

 /s/ Jennifer M. Pulick     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $390,659 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206      499   155504 SH       SOLE                      499        0        0
BGC PARTNERS INC               CL A             05541T101     1200   346733 SH       SOLE                     1200        0        0
CHEMTURA CORP                  COM NEW          163893209    79010  3716390 SH       SOLE                    79010        0        0
CIT GROUP INC                  COM NEW          125581801    51549  1334088 SH       SOLE                    51549        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200    10752  2075614 SH       SOLE                    10752        0        0
EXCO RESOURCES INC             COM              269279402    46858  6921223 SH       SOLE                    46858        0        0
FERRO CORP                     COM              315405100      937   224051 SH       SOLE                      937        0        0
FIRST BANCORP P R              COM NEW          318672706     5339  1165675 SH       SOLE                     5339        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103    16460   113000 SH       SOLE                    16460        0        0
FORESTAR GROUP INC             COM              346233109     6442   371729 SH       SOLE                     6442        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2832   438464 SH       SOLE                     2832        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     4790   150000 SH       SOLE                     4790        0        0
MEADWESTVACO CORP              COM              583334107     4302   135000 SH       SOLE                     4302        0        0
NATIONAL CINEMEDIA INC         COM              635309107     -101   206219 SH       SOLE                     -101        0        0
OFFICIAL PMTS HLDGS INC        COM              67623R106     2553   452600 SH       SOLE                     2553        0        0
REALD INC                      COM              75604L105     1348   120258 SH       SOLE                     1348        0        0
SEALED AIR CORP NEW            COM              81211K100     2627   150000 SH       SOLE                     2627        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    59180  1317167 SH       SOLE                    59180        0        0
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108     2020    41672 SH       SOLE                     2020        0        0
VISTEON CORP                   COM NEW          92839U206    82031  1524140 SH       SOLE                    82031        0        0
WABASH NATL CORP               COM              929566107     3103   345941 SH       SOLE                     3103        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     3557   527068 SH       SOLE                     3557        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     3371 11233815 PRN      SOLE                     3371        0        0